Note 15 - Deferred Revenue	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
15.	DEFERRED REVENUE

	Year ended	Year ended
	March 31, 2020	March 31, 2019
Balance, beginning of year	$43,228	$38,710
Additions to deferred revenue	7,499	569,880
Revenue recognized during the year	(10,726)	(563,922)
Foreign exchange impact	352	(1,440)
Liabilities classified as held for sale/sold	(39,501)	-
Balance, end of year	$852	$43,228

U.K. operations had substantially all of its revenue flowing through deferred revenue. The change for
2020
was substantially related to operations sold during the year.